UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:  June 30, 2007
                    Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
            QUANTITY   Name of Issuer                         MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (93.3%) (2)
      COMMERCIAL SERVICES (0.5%)
               8,900   The McGraw-Hill Companies, Inc.                 559,632
                                                           -------------------
      COMMUNICATIONS (3.6%)
              62,200   Crown Castle Intl. Corp. (3)                  1,998,486
              13,800   NII Holdings, Inc. (3)                        1,023,684
              35,525   Vodafone Group, A.D.R.                          954,201
                                                           -------------------
                                                                     3,976,371
                                                           -------------------
      CONSUMER NON-DURABLES (4.1%)
              16,850   Colgate-Palmolive Co.                         1,125,411
              31,900   PepsiCo, Inc.                                 2,027,564
              22,400   Procter & Gamble Co.                          1,414,784
                                                           -------------------
                                                                     4,567,759
                                                           -------------------
      CONSUMER SERVICES (6.5%)
              91,350   Comcast Corp. (3)                             2,370,532
              20,000   Harrah's Entertainment, Inc.                  1,689,000
               9,000   International Game Technology                   363,420
              29,200   Marriott International, Inc.                  1,429,632
              36,600   News Corp.                                      846,192
              17,100   Starbucks Corp. (3)                             536,256
                                                           -------------------
                                                                     7,235,032
                                                           -------------------
      ELECTRONIC TECHNOLOGY (11.0%)
              36,800   Analog Devices, Inc.                          1,269,232
               9,200   Apple Computer, Inc. (3)                        854,772
             104,400   Cisco Systems, Inc. (3)                       2,665,332
              76,500   EMC Corp. (3)                                 1,059,525
              35,800   Hewlett-Packard Co.                           1,437,012
              49,700   Intel Corp.                                     950,761
              30,000   Motorola, Inc.                                  530,100
              58,400   Nokia Corp., A.D.R.                           1,338,528
              40,800   Qualcomm, Inc.                                1,740,528
              13,300   Texas Instruments, Inc.                         400,330
                                                           -------------------
                                                                    12,246,120
                                                           -------------------
      ENERGY MINERALS (7.6%)
              17,700   Murphy Oil Corp.                                945,180
              32,000   Occidental Petroleum Corp.                    1,577,920
              32,000   Southwestern Energy Co. (3)                   1,311,360
              11,700   Suncor Energy, Inc.                             893,295
              11,100   Ultra Petroleum Corp. (3)                       589,743
              19,900   Valero Energy Corp.                           1,283,351
              34,366   XTO Energy, Inc.                              1,883,601
                                                           -------------------
                                                                     8,484,450
                                                           -------------------
      FINANCE (15.5%)
              19,100   American Express Co.                          1,077,240
              32,862   American International Group, Inc.            2,208,984
               1,000   Chicago Merc. Exchange Holdings, Inc.           532,460
              47,000   Citigroup, Inc.                               2,412,980
              19,400   Franklin Resources, Inc.                      2,344,102
              36,800   J.P. Morgan Chase & Co.                       1,780,384
              37,300   Mellon Financial Corp.                        1,609,122
              11,600   Merrill Lynch & Co., Inc.                       947,372
              12,900   Prudential Financial, Inc.                    1,164,354
               8,100   The Goldman Sachs Group, Inc.                 1,673,703
              44,200   Wells Fargo Co.                               1,521,806
                                                           -------------------
                                                                    17,272,507
                                                           -------------------
      HEALTH SERVICES (2.0%)
              22,700   UnitedHealth Group, Inc.                      1,202,419
              13,000   WellPoint, Inc. (3)                           1,054,300
                                                           -------------------
                                                                     2,256,719
                                                           -------------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
            QUANTITY   Name of Issuer                         MARKET VALUE (1)
--------------------------------------------------------------------------------
      HEALTH TECHNOLOGY (10.9%)
              26,300   Abbott Laboratories                           1,467,540
              15,600   Amgen, Inc. (3)                                 871,728
              29,800   Celgene Corp. (3)                             1,563,308
              32,500   Genentech, Inc. (3)                           2,668,900
              19,800   Gilead Sciences, Inc. (3)                     1,514,700
              21,750   Johnson & Johnson                             1,310,655
              42,225   Pfizer, Inc.                                  1,066,604
              23,900   Thermo Fisher Scientific, Inc. (3)            1,117,325
               6,900   Zimmer Holdings, Inc. (3)                       589,329
                                                           -------------------
                                                                    12,170,089
                                                           -------------------

      INDUSTRIAL SERVICES (3.4%)
               8,300   McDermott International, Inc. (3)               406,534
              15,300   Noble Corp.                                   1,203,804
              32,400   Schlumberger, Ltd.                            2,238,840
                                                           -------------------
                                                                     3,849,178
                                                           -------------------
      NON-ENERGY MINERALS (0.9%)
               9,050   Allegheny Technologies, Inc.                    965,545
                                                           -------------------
      PROCESS INDUSTRIES (2.7%)
              15,100   Air Products and Chemicals, Inc.              1,115,739
              35,500   Monsanto Co.                                  1,951,080
                                                           -------------------
                                                                     3,066,819
                                                           -------------------
      PRODUCER MANUFACTURING (8.8%)
               8,700   Caterpillar, Inc.                               583,161
              24,700   Emerson Electronic Co.                        1,064,323
              16,600   General Dynamics Corp.                        1,268,240
              75,800   General Electric Co.                          2,680,288
              14,500   ITT Corp.                                       874,640
               4,200   Precision Castparts Corp.                       437,010
              19,000   The Boeing Co.                                1,689,290
              18,300   United Technologies Corp.                     1,189,500
                                                           -------------------
                                                                     9,786,452
                                                           -------------------
      RETAIL TRADE (5.4%)
              11,300   Best Buy Co., Inc.                              550,536
              53,700   CVS Corp.                                     1,833,318
              13,700   J.C. Penney Co., Inc.                         1,125,592
              17,800   Lowe's Companies, Inc.                          560,522
              33,300   Target Corp.                                  1,973,358
                                                           -------------------
                                                                     6,043,326
                                                           -------------------
      TECHNOLOGY SERVICES (7.3%)
              21,500   Adobe Systems, Inc. (3)                         896,550
              21,600   Automatic Data Processing, Inc.               1,045,440
              21,800   First Data Corp.                                586,420
               3,900   Google, Inc. (3)                              1,786,824
              76,900   Microsoft Corp.                               2,143,203
              22,000   Oracle Corp. (3)                                398,860
              13,000   SAP AG                                          580,450
              32,200   Western Union Co.                               706,790
                                                           -------------------
                                                                     8,144,537
                                                           -------------------
      TRANSPORTATION (1.5%)
              14,800   Burlington Northern Sante Fe Corp.            1,190,364
              18,800   UTI Worldwide, Inc.                             462,104
                                                           -------------------
                                                                     1,652,468
                                                           -------------------
      UTILITIES (1.6%)
              38,000   Equitable Research, Inc.                      1,836,160
                                                           -------------------

Total common stocks                                                104,113,164
    (cost: $84,214,740)                                    -------------------

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
            QUANTITY   Name of Issuer                         MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (7.2%) (2)
           8,083,000   Sit Money Market Fund, 5.09% (4)              8,083,000
    (cost: $8,083,000)                                     -------------------

Total investments in securities
    (cost: $92,297,740)                                           $112,196,164
                                                           -------------------


Other Assets and Liabilities, Net [-0.5%]                             (593,044)
                                                           -------------------
Total Net Assets                                                  $111,603,120
                                                           ===================


                                                           -------------------
Aggregate Cost                                                      92,297,740
                                                           -------------------

Gross Unrealized Appreciation                                       22,445,977
Gross Unrealized Depreciation                                       (2,547,553)
                                                           -------------------
Net Unrealized Appreciation(Depreciation)                           19,898,424
                                                           ===================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
        Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
        Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:       /s/ Paul E. Rasmussen
          ----------------------------
          Paul Rasmussen
          Vice President and Treasurer

Date:     April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Paul E. Rasmussen
          ----------------------------
          Paul Rasmussen
          Vice President and Treasurer

Date:     April 26, 2007

By:       /s/ Eugene C. Sit
          ----------------------------
          Eugene C. Sit
          Chairman

Date:     April 26, 2007